Vanguard Target Retirement Funds
Supplement Dated July 18, 2022, to the Prospectus
Reorganization of Vanguard Target Retirement 2015 Fund into Vanguard Target Retirement Income Fund

Effective as of the close of business on July 8, 2022, the reorganization of Vanguard Target Retirement 2015 Fund (the 2015 Fund), a series of Vanguard Chester Funds (the Trust), with and into Vanguard Target Retirement Income Fund, a series of the Trust, is complete. Any references to the 2015 Fund in the Prospectus are hereby deleted.

© 2022 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 308G 072022

Vanguard Chester Funds

Supplement Dated July 18, 2022, to the Statement of Additional Information dated January 31, 2022

Reorganization of Vanguard Target Retirement 2015 Fund into Vanguard Target Retirement Income Fund
Effective as of the close of business on July 8, 2022, the reorganization of Vanguard Target Retirement 2015 Fund (the 2015 Fund), a series of Vanguard Chester Funds (the Trust), with and into Vanguard Target Retirement Income Fund, a series of the Trust, is complete. Any references to the 2015 Fund in the Statement of Additional Information are hereby deleted.
© 2022 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 059E 072022